Employee compensation (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the year ended December 31:

	December 31,
	2023	2022
	$	$
Cost of revenue	18,305	16,104
General and administrative	15,494	13,508
Sales and marketing	47,997	41,727
Research and development	26,876	18,929
	108,672	90,268